Equity Capital Structure, 2021 Second Registered Direct Equity Offering (Details)				6 Months Ended
	Feb. 10, 2021 USD ($) shares	Jan. 12, 2021 USD ($) $ / shares	Jan. 08, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 262,516,826	$ 20,671,500
2021 Second Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares	13,700,000
Number of securities called by warrants (in shares) | shares			13,700,000
Gross proceeds from issuance of common stock and warrants	$ 26,000,000.0
Net proceeds from issuance of common stock and warrants	$ 26,000,000.0
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares		$ 1.90
Fair value of warrants				$ 37,300,000
Percentage increase in volatility causing increase in fair value of warrants				5.00%
Percentage increase in fair value of warrants due to increase in volatility				1.30%
2021 Second Private Placement Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility				1.521
2021 Second Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares			13,700,000
Gross proceeds from issuance of common stock and warrants		$ 26,000,000.0
Net proceeds from issuance of common stock and warrants		$ 24,100,000